OPERATING SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
OPERATING SEGMENT INFORMATION
Schedule of major products by reportable operating segment

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane- based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	Basic liquid and solid epoxy resins; specialty resin compounds; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

Schedule of revenues and EBITDA for each of the entity's reportable operating segments

The revenues and EBITDA for each of our reportable operating segments are as follows (dollars in millions):

	Three months ended March 31,
	2014	2013
Revenues:
Polyurethanes	$1,200	$1,182
Performance Products	765	722
Advanced Materials	319	336
Textile Effects	224	188
Pigments	318	330
Eliminations	(71)	(56)

Total	$2,755	$2,702

	Three months ended March 31,
	2014	2013
Segment EBITDA(1):
Polyurethanes	$158	$167
Performance Products	92	49
Advanced Materials	41	3
Textile Effects	8	(27)
Pigments	13	3
Corporate and other(2)	(44)	(79)

Subtotal	268	116
Discontinued Operations(3)	(7)	(3)

Total	261	113
Interest expense	(51)	(54)
Income tax (expense) benefit—continuing operations	(37)	18
Income tax benefit—discontinued operations	—	2
Depreciation and amortization	(116)	(102)

Net income (loss) attributable to Huntsman International LLC	$57	$(23)

(1)
Segment EBITDA is defined as net income (loss) attributable to Huntsman International before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs, nonoperating income and expense, benzene sales and gains and losses on the disposition of corporate assets.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented.

The EBITDA of operating segments excludes items that principally apply to our Company as a whole. The revenues and EBITDA for each of our reportable operating segments are as follows (dollars in millions):

	Year ended December 31,
	2013	2012	2011
Revenues:
Polyurethanes	$4,964	$4,894	$4,434
Performance Products	3,019	3,065	3,301
Advanced Materials	1,267	1,325	1,372
Textile Effects	811	752	737
Pigments	1,269	1,436	1,642
Eliminations	(251)	(285)	(265)

Total	$11,079	$11,187	$11,221

Segment EBITDA(1):
Polyurethanes	$696	$726	$469
Performance Products	372	360	385
Advanced Materials	86	54	125
Textile Effects	(78)	(49)	(199)
Pigments	79	352	501
Corporate and other(2)	(262)	(251)	(236)

Subtotal	893	1,192	1,045
Discontinued Operations(3)	(5)	(5)	(6)

Total	888	1,187	1,039
Interest expense, net	(203)	(238)	(262)
Income tax expense—continuing operations	(137)	(179)	(113)
Income tax benefit—discontinued operations	2	3	5
Depreciation and amortization	(424)	(408)	(416)

Net income attributable to Huntsman International LLC	$126	$365	$253

Depreciation and Amortization:
Polyurethanes	$156	$152	$160
Performance Products	121	113	110
Advanced Materials	38	31	33
Textile Effects	17	23	27
Pigments	73	69	74
Corporate and other(2)	17	15	12

Subtotal	422	403	416
Discontinued Operations	2	5	—

Total	$424	$408	$416

Capital Expenditures:
Polyurethanes	$132	$107	$85
Performance Products	115	117	96
Advanced Materials	73	41	39
Textile Effects	31	27	34
Pigments	98	98	57
Corporate and other	22	22	19

Total	$471	$412	$330

	December 31,
	2013	2012	2011
Total Assets(4):
Polyurethanes	$2,839	$2,733	$2,687
Performance Products	2,320	2,242	2,205
Advanced Materials	918	909	874
Textile Effects	653	630	591
Pigments	1,469	1,536	1,376
Corporate and other	1,212	820	597

Total	$9,411	$8,870	$8,330

(1)
Segment EBITDA is defined as net income attributable to Huntsman International before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs and non-operating income and expense.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented.

(4)
Effective in the fourth quarter of 2013, we began reclassifying cash and deferred tax amounts from our business segments to Corporate and other and we began reclassifying intercompany investment amounts from our business segments to Corporate and other to mirror the treatment of related elimination amounts. The amounts for prior periods have been reclassified to conform to the current presentation.